Customer deposits (Tables)	12 Months Ended
Dec. 31, 2022
Customer deposits
Schedule of Customer deposits

	December 31,	December 31,
	2021	2022
	US$	US$
Advances for real estate properties	2,372,468,138	1,866,575,083
Add: increase in revenue recognized in excess of amounts received from customers	26,302,454	—
Less: recognized as progress billings	(1,236,340,124)	(586,058,078)
Customer deposits (Note 2(i))	1,162,430,468	1,280,517,005